Schedule of Present Summary Information by Segment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 13,968,535	$ 7,874,886	$ 6,988,849
Gross profit	2,538,373	1,094,994	1,935,106
Income (loss) before income tax expense	(15,621,986)	(3,213,360)	258,472
Net income (loss)	(15,602,792)	(3,213,360)	92,697
Total reportable assets	7,950,615	3,442,539	10,755,624
Telemedicine and Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	12,857,688	6,898,166	6,125,438
Gross profit	2,369,921	949,934	1,841,958
Income (loss) before income tax expense	(15,357,637)	(2,965,165)	329,827
Net income (loss)	(15,338,443)	(2,965,165)	164,052
Total reportable assets	7,328,740	3,121,643	10,529,651
Sale of Medicine and Medical Devices [Member]
Segment Reporting Information [Line Items]
Revenue	1,110,847	976,720	863,411
Gross profit	168,452	145,060	93,148
Income (loss) before income tax expense	(264,349)	(248,195)	(71,355)
Net income (loss)	(264,349)	(248,195)	(71,355)
Total reportable assets	$ 621,875	$ 320,896	$ 225,973